Income Taxes - Profit Before Income Taxes and Income Tax Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of income taxes [Line Items]
Profit (loss) before income taxes	¥ 914,053	¥ 789,918	¥ 979,375
Income tax expense (benefit):
Current taxes	181,930	244,606	216,765
Deferred taxes	36,679	35,380	86,324
Total	218,609	279,986	303,089
Japan [member]
Disclosure of income taxes [Line Items]
Profit (loss) before income taxes	(32,954)	(63,390)	70,805
Income tax expense (benefit):
Current taxes	7,236	11,036	32,937
Deferred taxes	(21,228)	17,470	58,121
Total	(13,992)	28,506	91,058
Foreign [member]
Disclosure of income taxes [Line Items]
Profit (loss) before income taxes	947,007	853,308	908,570
Income tax expense (benefit):
Current taxes	174,694	233,570	183,828
Deferred taxes	57,907	17,910	28,203
Total	¥ 232,601	¥ 251,480	¥ 212,031